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                               ALLMERICA VUL 2001

                              SEPARATE ACCOUNT IMO
                                       OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                         NOTICE DATED SEPTEMBER 30, 2004

From time to time Allmerica Financial reviews its product offerings, particularly with regard to the utilization of its sub-account offerings, and determines it is necessary to discontinue certain Sub-Accounts. As such, effective December 13, 2004 (the "Close Date"), no new payment allocations or transfers may be made to the Sub-Accounts of the Separate Account IMO that invest in the following underlying funds:

AIM V.I. Blue Chip Fund (Series I Shares)
INVESCO VIF-Dynamics Fund (Series I Shares)
AIM V.I. Capital Development Fund (Series II Shares) AllianceBernstein Small Cap Value Portfolio (Class B) AllianceBernstein Technology Portfolio (Class B) AllianceBernstein Value Portfolio (Class B)
Delaware VIP Growth Opportunities Series (Service Class) Delaware VIP International Value Equity Series (Service Class) Fidelity VIP Asset Manager Portfolio (Service Class 2) Fidelity VIP Contrafund(R) Portfolio (Service Class 2) Fidelity VIP Growth Opportunities Portfolio (Service Class 2) Fidelity VIP Mid Cap Portfolio (Service Class 2)
Fidelity VIP Value Strategies Portfolio (Service Class 2)
FT VIP Franklin Growth and Income Securities Fund (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund (Class 2)
FT VIP Franklin Small Cap Value SecuritiesFund (Class 2)
FT VIP Templeton Foreign Securities Fund (Class 2)
Janus Aspen Growth and Income Portfolio (Service Shares) MFS(R) Mid Cap Growth Series (Service Class)
MFS(R) Utilities Series (Service Class)
Oppenheimer Capital Appreciation Fund/VA (Service Shares) Oppenheimer Global Securities Fund/VA (Service Shares) Oppenheimer High Income Fund/VA (Service Shares)
Oppenheimer Main Street Fund/VA (Service Shares)
Oppenheimer Balanced Fund/VA (Service Shares)
Scudder VIT EAFE Equity Index

As of the Close Date, only the Sub-Accounts of the Separate Account IMO that invest in the following underlying funds will be available for new payment allocations and transfers:

AIT Core Equity Fund (Service Shares)
AIT Equity Index Fund (Service Shares)
AIT Government Bond Fund (Service Shares)
AIT Money Market Fund (Service Shares)
AIT Select Capital Appreciation Fund (Service Shares)
AIT Select Growth Fund (Service Shares)
AIT Select International Equity Fund (Service Shares)
AIT Select Investment Grade Income Fund (Service Shares)
AIT Select Value Opportunity Fund (Service Shares)
AIM V.I. Aggressive Growth Fund (Series I Shares)
AIM V.I. Premier Equity Fund (Series I Shares)
INVESCO VIF-Health Sciences Fund (Series I Shares)
AIM V.I. Basic Value Fund (Series II Shares)
AllianceBernstein Growth and Income Portfolio (Class B)
AllianceBernstein Premier Growth Portfolio (Class B)
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
FT VIP Franklin Small Cap Fund (Class 2)
FT VIP Mutual Shares Securities Fund (Class 2)
Janus Aspen Growth Portfolio (Service Shares)
MFS(R) New Discovery Series (Service Class)
MFS(R) Total Return Series (Service Class)
Pioneer Emerging Markets VCT Portfolio (Class II)
Pioneer Real Estate Shares VCT Portfolio (Class II)
Scudder VIT Small Cap Index
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio
T. Rowe Price International Stock Portfolio

The Sub-Accounts that will no longer be available for new payment allocations or transfers are collectively referred to as the "Closed Sub-Accounts." If you currently have Accumulated Value allocated to a Closed Sub-Account as of the Close Date, you may remain invested in that Closed Sub-Account until you transfer to other investment options. However, if you transfer out of a Closed Sub-Account after the Close Date, you will not be able to transfer back into any of the Closed Sub-Accounts. The closing of the Closed Sub-Accounts to new payments and transfers does not affect the other Sub-Account investment options that are currently available under your Policy.

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If you currently have in effect a Dollar Cost Averaging ("DCA") program, or an
Automatic Account Rebalancing ("AAR") program that is directed to any of the Affected Sub-Accounts, it will terminate as of the Close Date. However, you may establish a new program using the other Sub-Accounts that are available under your policy. If you currently have a Monthly Automatic Payment ("MAP") program, or a Future Payment Allocation ("FPA") that is directed to any of the Affected Sub-Accounts, you will be required to change your allocation. AFTER THE CLOSE DATE, THE COMPANY WILL NOT ACCEPT ANY PAYMENTS THAT INCLUDE ALLOCATIONS TO THE AFFECTED SUB-ACCOUNTS.

For policy holders whose automated payment features (AAR, DCA, MAP and FPA) are impacted by the above Sub-Account closings, a subsequent mailing will be forwarded to you with instruction and a form to make the necessary changes to your allocations.

If you should have any questions, please call 1-800-533-7881 for assistance.

AFLIAC ALLMERICA VUL 2001 (AGENCY IMO)

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